7. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Details Narrative
Rent expense	$ 14,381	$ 10,132	$ 43,143	$ 59,372	$ 73,752	$ 15,759
Deferred rent	$ 23,583		$ 23,583		$ 25,381	$ 2,267